Fair value of financial instruments	3 Months Ended
Jan. 31, 2026
Text Block [Abstract]
Fair value of financial instruments

Note 3 Fair value of financial instruments
Carrying value and fair value of financial instruments
The following tables provide a comparison of the carrying values and fair values for financial instruments classified or designated as fair value through profit or loss (FVTPL) and fair value through other comprehensive income (FVOCI), and financial instruments measured at amortized cost. Embedded derivatives are presented on a combined basis with the host contracts in the Interim Condensed Consolidated Balance Sheets. Refer to Note 2 and Note 3 of our audited 2025 Annual Consolidated Financial Statements for a description of the valuation techniques and inputs used in the fair value measurement of our financial instruments. There have been no significant changes to our determination of fair value during the quarter.

	As at January 31, 2026
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$43,786	$–	$–	$9,287	$9,287	$53,073	$53,073
Securities
Trading	223,169	6,671	–	–	–	–	229,840	229,840
Investment, net of applicable allowance	–	–	259,141	1,662	98,323	96,277	359,126	357,080
	223,169	6,671	259,141	1,662	98,323	96,277	588,966	586,920
Assets purchased under reverse repurchase agreements and securities borrowed	214,448	–	–	–	65,352	65,352	279,800	279,800
Loans, net of applicable allowance
Retail	1,437	–	436	–	649,542	650,282	651,415	652,155
Wholesale	10,625	–	705	–	392,136	391,969	403,466	403,299
	12,062	–	1,141	–	1,041,678	1,042,251	1,054,881	1,055,454
Other
Derivatives	170,830	–	–	–	–	–	170,830	170,830
Other assets (1)	19,968	–	–	–	62,356	62,356	82,324	82,324
Financial liabilities
Deposits
Personal	$1,012	$41,394			$487,907	$488,717	$530,313	$531,123
Business and government (2)	393	169,784			779,201	780,716	949,378	950,893
Bank (3)	–	3,401			59,124	59,126	62,525	62,527
	1,405	214,579			1,326,232	1,328,559	1,542,216	1,544,543
Other
Obligations related to securities sold short	47,809	–			–	–	47,809	47,809
Obligations related to assets sold under repurchase agreements and securities loaned	–	245,561			42,455	42,455	288,016	288,016
Derivatives	170,731	–			–	–	170,731	170,731
Other liabilities (4)	–	21,567			69,819	69,821	91,386	91,388
Subordinated debentures	–	218			11,657	11,877	11,875	12,095

	As at October 31, 2025
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$40,455	$–	$–	$9,909	$9,909	$50,364	$50,364
Securities
Trading	212,878	6,189	–	–	–	–	219,067	219,067
Investment, net of applicable allowance	–	–	240,299	1,496	100,926	98,728	342,721	340,523
	212,878	6,189	240,299	1,496	100,926	98,728	561,788	559,590
Assets purchased under reverse repurchase agreements and securities borrowed	226,213	–	–	–	83,470	83,470	309,683	309,683
Loans, net of applicable allowance
Retail	1,128	–	442	–	646,832	648,413	648,402	649,983
Wholesale	9,724	–	690	–	383,606	382,551	394,020	392,965
	10,852	–	1,132	–	1,030,438	1,030,964	1,042,422	1,042,948
Other
Derivatives	177,206	–	–	–	–	–	177,206	177,206
Other assets (1)	14,382	–	–	–	58,487	58,487	72,869	72,869
Financial liabilities
Deposits
Personal	$942	$41,302			$487,496	$488,644	$529,740	$530,888
Business and government (2)	313	168,690			777,311	779,130	946,314	948,133
Bank (3)	–	2,908			36,654	36,657	39,562	39,565
	1,255	212,900			1,301,461	1,304,431	1,515,616	1,518,586
Other
Obligations related to securities sold short	49,891	–			–	–	49,891	49,891
Obligations related to assets sold under repurchase agreements and securities loaned	–	242,916			46,600	46,600	289,516	289,516
Derivatives	183,953	–			–	–	183,953	183,953
Other liabilities (4)	–	21,688			58,287	58,293	79,975	79,981
Subordinated debentures	–	232			13,729	13,887	13,961	14,119

(1)	Includes financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes financial instruments recognized in Other liabilities.

Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	January 31, 2026						October 31, 2025
	Fair value measurements using			Netting adjustments			Fair value measurements using			Netting adjustments
(Millions of Canadian dollars)	Level 1	Level 2	Level 3			Fair value	Level 1	Level 2	Level 3			Fair value
Financial assets
Interest-bearing deposits with banks	$–	$43,786	$–	$		$43,786	$–	$40,455	$–	$		$40,455
Securities
Trading
Debt issued or guaranteed by:
Canadian government
Federal	11,064	1,618	–			12,682	17,707	2,864	–			20,571
Provincial and municipal	–	18,315	–			18,315	–	16,891	–			16,891
U.S. federal, state, municipal and agencies (1)	1,078	42,058	–			43,136	435	40,322	–			40,757
Other OECD government (2)	8,791	7,880	–			16,671	7,152	7,265	–			14,417
Mortgage-backed securities	–	79	–			79	–	74	–			74
Asset-backed securities	–	1,667	–			1,667	–	1,295	–			1,295
Corporate debt and other debt	–	27,363	30			27,393	–	25,957	32			25,989
Equities	103,702	3,365	2,830			109,897	93,397	2,813	2,863			99,073
	124,635	102,345	2,860			229,840	118,691	97,481	2,895			219,067
Investment
Debt issued or guaranteed by:
Canadian government
Federal	30,036	11,865	–			41,901	30,110	9,756	–			39,866
Provincial and municipal	–	13,504	–			13,504	–	11,318	–			11,318
U.S. federal, state, municipal and agencies (1)	327	141,034	–			141,361	196	130,495	–			130,691
Other OECD government (2)	7,283	9,563	–			16,846	1,600	10,333	–			11,933
Mortgage-backed securities	–	2,542	30			2,572	–	2,645	29			2,674
Asset-backed securities	–	9,639	–			9,639	–	10,139	–			10,139
Corporate debt and other debt	–	33,191	127			33,318	–	33,544	134			33,678
Equities	582	502	578			1,662	547	367	582			1,496
	38,228	221,840	735			260,803	32,453	208,597	745			241,795
Assets purchased under reverse repurchase agreements and securities borrowed	–	214,448	–			214,448	–	226,213	–			226,213
Loans	–	11,846	1,357			13,203	–	10,710	1,274			11,984
Other
Derivatives
Interest rate contracts	–	25,512	229			25,741	–	25,871	293			26,164
Foreign exchange contracts	–	92,302	6			92,308	–	100,604	102			100,706
Credit derivatives	–	342	1			343	–	350	2			352
Other contracts	4,186	51,126	152			55,464	11,478	41,543	110			53,131
Valuation adjustments	–	(1,135)	(56)			(1,191)	–	(1,035)	(45)			(1,080)
Total gross derivatives	4,186	168,147	332			172,665	11,478	167,333	462			179,273
Netting adjustments					(1,835)	(1,835)					(2,067)	(2,067)
Total derivatives						170,830						177,206
Other assets	6,207	13,758	3			19,968	6,108	8,270	4			14,382
	$173,256	$776,170	$5,287		$(1,835)	$952,878	$168,730	$759,059	$5,380		$(2,067)	$931,102
Financial liabilities
Deposits
Personal	$–	$42,217	$189	$		$42,406	$–	$41,943	$301	$		$42,244
Business and government	–	170,177	–			170,177	–	169,003	–			169,003
Bank	–	3,401	–			3,401	–	2,908	–			2,908
Other
Obligations related to securities sold short	14,550	33,259	–			47,809	18,678	31,213	–			49,891
Obligations related to assets sold under repurchase agreements and securities loaned	–	245,561	–			245,561	–	242,916	–			242,916
Derivatives
Interest rate contracts	–	21,293	886			22,179	–	20,679	901			21,580
Foreign exchange contracts	–	85,344	50			85,394	–	95,045	46			95,091
Credit derivatives	–	255	–			255	–	262	–			262
Other contracts	4,465	60,222	386			65,073	12,657	56,287	366			69,310
Valuation adjustments	–	(322)	(13)			(335)	–	(257)	34			(223)
Total gross derivatives	4,465	166,792	1,309			172,566	12,657	172,016	1,347			186,020
Netting adjustments					(1,835)	(1,835)					(2,067)	(2,067)
Total derivatives						170,731						183,953
Other liabilities	–	21,567	–			21,567	–	21,688	–			21,688
Subordinated debentures	–	218	–			218	–	232	–			232
	$19,015	$683,192	$1,498		$(1,835)	$701,870	$31,335	$681,919	$1,648		$(2,067)	$712,835

(1)	United States (U.S.).
(2)	Organisation for Economic Co-operation and Development (OECD).

Fair value measurements using significant unobservable inputs (Level 3 Instruments)
A financial instrument is classified as Level 3 in the fair value hierarchy if one or more of its unobservable inputs may significantly affect the measurement of its fair value. In preparing the financial statements, appropriate levels for these unobservable input parameters are chosen so that they are consistent with prevailing market evidence or management judgment. Due to the unobservable nature of the prices or rates, there may be uncertainty about the valuation of these Level 3 financial instruments.
During the three months ended January 31, 2026, there were no significant changes made to the valuation techniques and ranges and weighted averages of unobservable inputs used in the determination of fair value of Level 3 financial instruments. As at January 31, 2026, the impacts of adjusting one or more of the unobservable inputs by reasonably possible alternative assumptions did not change significantly from the impacts disclosed in our audited 2025 Annual Consolidated Financial Statements.
Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the three months ended January 31, 2026
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Corporate debt and other debt	$32	$(1)	$(1)	$–	$–	$–	$–	$30	$(1)
Equities	2,863	(7)	(45)	114	(95)	–	–	2,830	23
	2,895	(8)	(46)	114	(95)	–	–	2,860	22
Investment
Mortgage-backed securities	29	–	1	–	–	–	–	30	–
Corporate debt and other debt	134	1	(4)	–	(4)	–	–	127	1
Equities	582	–	(2)	–	(2)	–	–	578	–
	745	1	(5)	–	(6)	–	–	735	1
Loans	1,274	(50)	(2)	123	(1)	20	(7)	1,357	(76)
Other
Net derivative balances (3)
Interest rate contracts	(608)	(51)	–	3	–	(1)	–	(657)	(49)
Foreign exchange contracts	56	(115)	1	(33)	47	–	–	(44)	(115)
Credit derivatives	2	(1)	–	–	–	–	–	1	–
Other contracts	(256)	34	5	(13)	6	(74)	64	(234)	(2)
Valuation adjustments	(79)	–	–	(11)	47	–	–	(43)	–
Other assets	4	–	–	–	(1)	–	–	3	–
	$4,033	$(190)	$(47)	$183	$(3)	$(55)	$57	$3,978	$(219)
Liabilities
Deposits	$(301)	$(6)	$3	$(41)	$5	$(107)	$258	$(189)	$–
	$(301)	$(6)	$3	$(41)	$5	$(107)	$258	$(189)	$–

	For the three months ended January 31, 2025
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Corporate debt and other debt	$–	$–	$–	$–	$–	$–	$–	$–	$–
Equities	2,544	(64)	59	207	(104)	1	–	2,643	(42)
	2,544	(64)	59	207	(104)	1	–	2,643	(42)
Investment
Mortgage-backed securities	31	–	1	–	–	–	–	32	n.s.
Corporate debt and other debt	143	–	6	–	(7)	–	–	142	n.s.
Equities	506	–	20	–	(3)	–	–	523	n.s.
	680	–	27	–	(10)	–	–	697	n.s.
Loans	1,781	(3)	23	90	(19)	7	(3)	1,876	(1)
Other
Net derivative balances (3)
Interest rate contracts	(493)	12	–	(67)	3	2	8	(535)	12
Foreign exchange contracts	(51)	(14)	–	1	–	–	(2)	(66)	(25)
Credit derivatives	–	–	–	–	–	–	–	–	–
Other contracts	(303)	(21)	(13)	(12)	4	(225)	115	(455)	(16)
Valuation adjustments	18	–	–	(10)	–	–	–	8	–
Other assets	7	–	–	–	–	–	–	7	–
	$4,183	$(90)	$96	$209	$(126)	$(215)	$118	$4,175	$(72)
Liabilities
Deposits	$(478)	$1	$(6)	$(232)	$62	$(166)	$185	$(634)	$37
	$(478)	$1	$(6)	$(232)	$62	$(166)	$185	$(634)	$37

(1)
These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in OCI were $
3 million

for the three months ended January 31, 2026 (January 31, 2025 – gains of $15 million), excluding the translation gains or losses arising on consolidation.

(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at January 31, 2026 included derivative assets of $332 million (January 31, 2025 – $419 million) and derivative liabilities of $1,309 million (January 31, 2025 – $1,467 million).
n.s.	not significant
Transfers between fair value hierarchy levels for instruments carried at fair value on a recurring basis
Transfers between Level 1 and Level 2, and transfers into and out of Level 3 are assumed to occur at the end of the period. For an asset or a liability that transfers into Level 3 during the period, the entire change in fair value for the period is excluded from the Gains (losses) included in earnings for positions still held column of the above reconciliation, whereas for transfers out of Level 3 during the period, the entire change in fair value for the period is included in the same column of the above reconciliation.
Transfers between Level 1 and 2 are dependent on whether fair value is obtained on the basis of quoted market prices in active markets (Level 1).
During the three months ended January 31, 2026, transfers out of Level 1 to Level 2 included Investment U.S. federal, state, municipal and agencies debt of $136 million
. During the three months ended January 31, 2025, there were no
significant transfers out of Level 1 to Level 2.
During the three months ended January 31, 2026 and January 31, 2025, there were no significant transfers out of Level 2 to Level 1.
Transfers between Level 2 and Level 3 are primarily due to either a change in the market observability for an input, or a change in an unobservable input’s significance to a financial instrument’s fair value.
During the three months ended January 31, 2026, there were no significant transfers out of Level 2 to Level 3. During the three months ended January 31, 2025, transfers out of Level 2 to Level 3 included Other contracts and Deposits due to changes in the significance of unobservable inputs.
During the three months ended January 31, 2026, transfers out of Level 3 to Level 2 included Deposits due to changes in the significance of unobservable inputs. During the three months ended January 31, 2025, transfers out of Level 3 to Level 2 included Deposits and Oth
e
r contracts due to changes in the significance of unobservable inputs and changes in the market observability of inputs.

Net interest income from financial instruments
Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	For the three months ended
(Millions of Canadian dollars)	January 31 2026	January 31 2025
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$7,780	$7,922
Financial instruments measured at fair value through other comprehensive income	2,311	2,049
Financial instruments measured at amortized cost	16,013	16,484
	26,104	26,455
Interest expense (1)
Financial instruments measured at fair value through profit or loss	$7,873	$8,045
Financial instruments measured at amortized cost	9,646	10,462
	17,519	18,507
Net interest income	$8,585	$7,948

(1)
Excludes interest and dividend income for the three months ended January 31, 2026 of $
388
million (January 31, 2025 – $
365
million) and interest expense for the three months ended January 31, 2026 of $
39
million
 (
January 31, 2025 – $
43
million) presented in Insurance investment result in the Interim Condensed Consolidated Statements of Income.

(2)	Includes dividend income for the three months ended January 31, 2026 of $975 million
(January 31, 2025 – $996
million) presented in Interest and dividend income in the Interim Condensed Consolidated Statements of Income.